Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Goodwill [Roll Forward]
Balance at October 1, 2012	$ 1,469.5
Cumulative translation adjustment	6.3
Balance at September 30, 2013	1,475.8
Household Products [Member]
Goodwill [Roll Forward]
Balance at October 1, 2012	37.3
Cumulative translation adjustment	(0.1)
Balance at September 30, 2013	37.2
Personal Care [Member]
Goodwill [Roll Forward]
Balance at October 1, 2012	1,432.2
Cumulative translation adjustment	6.4
Balance at September 30, 2013	$ 1,438.6